Cover	Aug. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 23, 2021
Entity File Number	000-27019
Entity Registrant Name	INVESTVIEW, INC.
Entity Central Index Key	0000862651
Entity Tax Identification Number	87-0369205
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	234 Industrial Way West
Entity Address, Address Line Two	Suite A202
Entity Address, City or Town	Eatontown
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07724
City Area Code	732
Local Phone Number	889-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false